Segment information (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Segment Reporting [Table Text Block]

For the
period
from
March 18,
2025
(inception)
through
December 31,
2025
General and administrative expenses	$15,671
Total operating expenses	(15,671)
Income tax expense	—
Net loss	$(15,671)

HORIZON SPACE ACQUISITION II CORP
Segment Reporting [Line Items]
Segment Reporting [Table Text Block]

	For the	For the
	Year	Year
	ended	ended
	December	December
	31, 2025	31, 2024
Professional services fee in connection with Business Combination	$(737,134)	$—
Other formation and operating costs	(343,390)	(201,653)
Total formation and operating costs	(1,080,524)	(201,653)
Interest earned on investment held in Trust Account	2,889,530	344,530
Net income	$1,809,006	$142,877

HORIZON SPACE ACQUISITION II CORP | Single Reportable Segment [Member]
Segment Reporting [Line Items]
Segment Reporting [Table Text Block]

	For the	For the
	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Professional services fee in connection with Business Combination	$(109,150)	$(142,800)
Other formation and operating costs	(255,755)	(110,679)
Total formation and operating costs	(364,905)	(253,479)
Interest earned on investment held in Trust Account	588,076	726,071
Interest expense	(252,293)	—
Net income	$(29,122)	$472,592